Schedule of information related to the stock option plan (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Share-Based Payment Arrangement [Abstract]
Intrinsic value of options exercised	$ 16,401	$ 16,401
Intrinsic value of options expired/forfeited	$ 30,866	30,866
Cash received from option exercises		300
Tax benefit from option exercises
Weighted average fair value of options granted		$ 429,388	$ 429,388